Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Reserves [Abstract ]
Schedule of Share Capital Number of Shares

At December 31, 2024 and 2023, the Company’s share capital was represented by the following number of shares, adjusted for the 1-for-10 reverse stock split that took place in November 2023. Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2024	2023
Common shares	49,497,334	27,288,093
Total outstanding shares	49,497,334	27,288,093

Schedule of Share Capital and Issuance Premium Increased
Thousands of $	Share Capital	Issuance Premium
As of January 1, 2023	133,454	153,177
March 2023 – Issuance of 10,750,000 shares (*)	39,599
August 2023 – Issuance of 250,000 shares	878
As of December 31, 2023	173,931	153,177
Sept/Oct 2024 – Issuance of 22,209,241 shares (*)	40,739
As of December 31, 2024	214,670	153,177

(*)	net of expenses

Schedule of Capital Stock and the Issuance Premium

The capital stock and the issuance premium amounted to the following:

For the Years ended December 31 Thousands of $	2024	2023
Share Capital as per statutory accounts	236,215	192,297
Capital increase costs	(22,045)	(18,366)
Share capital under IFRS	214,670	173,931
Issuance premium	153,177	153,177
Share capital and issuance premium	367,847	327,108